Severance Pay (Tables)	12 Months Ended
Dec. 31, 2024
Severance Pay [Abstract]
Schedule of Amounts Accrued and the Portions Funded, With Severance Pay Funds and By the Insurance Policies

The amounts accrued and the portions funded, with severance pay funds, pension funds and by the insurance policies, are reflected in the financial statements as follows:

	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Accrued severance pay	$2,346	$2,060
Severance pay fund	(2,346)	(2,051)
Unfunded balance	$-	$9